Finance expenses (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Finance expense
Interest expense	€ 91.4	€ 69.8	€ 72.9
Hedge discontinuance and ineffectiveness		227.3	407.2
Finance expense	€ 91.4	€ 297.1	€ 480.1